Long Term Borrowings (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended	1 Months Ended		12 Months Ended
	Dec. 31, 2013 CNY	Dec. 31, 2013 Loans Payable [Member] USD ($)	Dec. 31, 2013 Loans Payable [Member] CNY	Dec. 31, 2013 Loans Payable [Member] USD ($)	Dec. 31, 2013 Loans Payable [Member] CNY
Schedule of Long Term Borrowings [Line Items]
Long term borrowing		$ 55.0	335.3	$ 55.0	335.3
Long Term borrowing, due date				December 2015	December 2015
Bank borrowing, carried interest rate		2.75%	2.75%	2.75%	2.75%
Time deposits pledged for bank borrowings			340.0		340.0
Time deposits, carried interest rate		5.45%	5.45%
Weighted average long term borrowings	8.3